Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
8.	GOODWILL

Goodwill allocated to reportable segments as at December 31, 2020 and 2019 and changes in the carrying amount of goodwill during the years ended December 31, 2020 and 2019 are as follows:

	Automotive and Discrete Group (ADG)	Microcontrollers and Digital ICs Group (MDG)	Analog, MEMS & Sensors Group (AMS)	Total
December 31, 2018	—	119	2	121
Business combination	43	—	—	43
Foreign currency translation	—	(2)	—	(2)
December 31, 2019	43	117	2	162
Business combination	38	111	—	149
Foreign currency translation	10	9	—	19
December 31, 2020	91	237	2	330

As described in Note 7, the 2020 acquisitions resulted in the recognition of $135 million in goodwill which has been included in the ADG and MDG segments to align the goodwill of the acquired businesses with the segments for which the related activities are reported.

In addition, changes in the carrying amount of goodwill in 2020 include $14 million increase related to the acquisition of Norstel following finalization of the purchase price allocation in 2020.

Goodwill as at December 31, 2020 and 2019 is net of accumulated impairment losses of $102 million, of which $96 million relates to the MDG segment and $6 million to Others.  In 2020, 2019 and 2018, no impairment loss was recorded by the Company.